April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Value Active ETF | BLCV | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Large Cap Value Active ETF
(Formerly BlackRock Large Cap Value ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.6%
Boeing Co. (The)(a)	2,836	$519,669
L3Harris Technologies Inc.	3,408	749,828
RTX Corp.	3,639	458,987
		1,728,484
Automobile Components — 1.8%
Aptiv PLC(a)	9,974	569,116
Automobiles — 1.6%
General Motors Co.	10,646	481,625
Banks — 9.2%
Citigroup Inc.	12,335	843,467
First Citizens BancShares Inc./NC, Class A	429	763,251
Wells Fargo & Co.	17,573	1,247,859
		2,854,577
Beverages — 1.5%
Keurig Dr Pepper Inc.	13,256	458,525
Broadline Retail — 2.5%
Amazon.com Inc.(a)	4,182	771,244
Building Products — 1.1%
Johnson Controls International PLC	3,906	327,713
Capital Markets — 4.2%
Charles Schwab Corp. (The)	6,134	499,308
Intercontinental Exchange Inc.	4,715	791,978
		1,291,286
Chemicals — 5.3%
Air Products and Chemicals Inc.	1,374	372,478
Axalta Coating Systems Ltd.(a)	14,343	466,147
International Flavors & Fragrances Inc.	4,232	332,043
PPG Industries Inc.	4,395	478,440
		1,649,108
Communications Equipment — 2.4%
Cisco Systems Inc.	12,831	740,734
Consumer Staples Distribution & Retail — 2.7%
Dollar Tree Inc.(a)	10,277	840,350
Containers & Packaging — 0.3%
Sealed Air Corp.	3,859	106,354
Diversified Telecommunication Services — 1.0%
Verizon Communications Inc.	7,166	315,734
Electric Utilities — 3.1%
Exelon Corp.	13,364	626,771
PG&E Corp.	19,661	324,800
		951,571
Entertainment — 2.0%
Electronic Arts Inc.	4,328	627,950
Financial Services — 2.6%
Fidelity National Information Services Inc.	10,208	805,207
Food Products — 3.6%
Kraft Heinz Co. (The)	22,267	647,970
Lamb Weston Holdings Inc.	8,888	469,375
		1,117,345
Health Care Equipment & Supplies — 5.1%
Baxter International Inc.	23,094	719,840
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	10,411	$882,436
		1,602,276
Health Care Providers & Services — 12.1%
Cardinal Health Inc.	8,066	1,139,645
Cigna Group (The)	1,873	636,895
CVS Health Corp.	12,057	804,323
Elevance Health Inc.	891	374,737
Labcorp Holdings Inc.	3,415	823,049
		3,778,649
Insurance — 4.2%
American International Group Inc.	5,984	487,816
Fidelity National Financial Inc.	7,210	461,801
Willis Towers Watson PLC	1,203	370,283
		1,319,900
IT Services — 2.0%
Cognizant Technology Solutions Corp., Class A	8,557	629,539
Life Sciences Tools & Services — 0.9%
Fortrea Holdings Inc.(a)	6,571	40,937
ICON PLC(a)	1,648	249,573
		290,510
Media — 2.5%
Comcast Corp., Class A	22,716	776,887
Multi-Utilities — 1.4%
Dominion Energy Inc.	8,245	448,363
Oil, Gas & Consumable Fuels — 3.9%
Enterprise Products Partners LP	18,722	559,788
Hess Corp.	3,537	456,450
Kosmos Energy Ltd.(a)	119,728	184,381
		1,200,619
Professional Services — 6.2%
Dun & Bradstreet Holdings Inc.	57,120	512,366
Leidos Holdings Inc.	4,042	594,902
SS&C Technologies Holdings Inc.	10,961	828,652
		1,935,920
Semiconductors & Semiconductor Equipment — 1.9%
Microchip Technology Inc.	9,133	420,849
Nvidia Corp.(b)	1,456	158,587
		579,436
Software — 2.6%
Microsoft Corp.	2,078	821,350
Specialized REITs — 1.7%
Crown Castle Inc.	5,120	541,491
Technology Hardware, Storage & Peripherals — 1.9%
HP Inc.	13,922	355,986
Western Digital Corp.(a)	5,697	249,870
		605,856
Tobacco — 1.0%
British American Tobacco PLC, ADR, NVS	7,276	316,870
Total Long-Term Investments — 97.9% (Cost: $30,203,131)		30,484,589
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	144,974	145,032

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Large Cap Value Active ETF
(Formerly BlackRock Large Cap Value ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	630,000	$630,000
Total Short-Term Securities — 2.5% (Cost: $775,017)		775,032
Total Investments — 100.4% (Cost: $30,978,148)		31,259,621
Liabilities in Excess of Other Assets — (0.4)%		(118,101)
Net Assets — 100.0%		$31,141,520

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$144,916 (a)	$—	$101	$15	$145,032	144,974	$155 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	620,000 (a)	—	—	—	630,000	630,000	4,588	—
				$101	$15	$775,032		$4,743	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Large Cap Value Active ETF
(Formerly BlackRock Large Cap Value ETF)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$30,484,589	$—	$—	$30,484,589
Short-Term Securities
Money Market Funds	775,032	—	—	775,032
	$31,259,621	$—	$—	$31,259,621

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares